Acquisitions and Divestitures (Tables)	6 Months Ended
Jun. 30, 2016
Acquisitions and Divestitures [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following summarizes select financial information included in income from discontinued operations, net of tax:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Net sales
Services	$—	$57.2	$16.3	$109.6
Products	—	31.6	8.5	59.9
	—	88.8	24.8	169.5
Cost of sales
Services	—	46.5	15.1	89.5
Products	—	25.6	6.9	47.3
	—	72.1	22.0	136.8
Gross profit	—	16.7	2.8	32.7
Selling and administrative expense	—	10.0	4.8	19.4
Income (loss) from discontinued operations before taxes	—	6.7	(2.0)	13.3
Income tax expense (benefit)	—	2.5	(0.7)	4.6
	—	4.2	(1.3)	8.7

Gain on sale of discontinued operations before taxes	—	—	243.3	—
Income tax (benefit) expense	(0.5)	—	93.7	—
Gain on sale of discontinued operations, net of tax	0.5	—	149.6	—
Income from discontinued operations, net of tax	$0.5	$4.2	$148.3	$8.7

The following summarizes the assets and liabilities classified as held for sale in the condensed consolidated balance sheet:

December 31, 2015
ASSETS
Cash and cash equivalents	$(1.5)
Trade receivables, less allowances for doubtful accounts of $4.0	75.6
Inventories	29.1
Prepaid expenses	0.9
Other current assets	5.0
Total current assets	109.1
Property, plant and equipment, net	5.2
Goodwill	33.9
Current assets held for sale	$148.2

LIABILITIES
Accounts payable	$24.8
Deferred revenue	13.3
Payroll and other benefits liabilities	6.6
Other current liabilities	4.7
Current liabilities held for sale	$49.4